PREMIER ASSET BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated December 12, 2011

to the

Prospectus dated May 1, 2003

Effective on or about December 12, 2011, the following subaccount name changes will occur:

Current Subaccount Name(1)	New Subaccount Name
Transamerica Asset Allocation – Conservative VP	TA Asset Allocation – Conservative
Transamerica Asset Allocation – Growth VP	TA Asset Allocation – Growth
Transamerica Asset Allocation – Moderate VP	TA Asset Allocation – Moderate
Transamerica Asset Allocation – Moderate Growth VP	TA Asset Allocation – Moderate Growth
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica Jennison Growth VP	TA Jennison Growth
Transamerica Morgan Stanley Capital Growth VP	TA Morgan Stanley Capital Growth
Transamerica Multi Managed Large Cap Core VP	TA Multi Managed Large Cap Core
Transamerica Third Avenue Value VP	TA Third Avenue Value
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
Transamerica WMC Diversified Growth VP	TA WMC Diversified Growth

(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 12, 2011, the following subaccounts (the “subaccounts”) will be closed to new investments:

•	Invesco V.I. Capital Appreciation Fund
•	Fidelity VIP Growth Portfolio

“Closed to new investments” means no one can allocate additional amounts (either through policy transfer or additional premium) to the Subaccounts after December 12, 2011.

If you have any amount in the Subaccounts on December 12, 2011, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccounts into other subaccounts;
•	withdraw amounts from the Subaccounts; and
•	maintain your current investment in the Subaccounts.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the Subaccounts, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccounts.

Effective on or about December 30, 2011, the following subaccount mergers will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the subaccounts are hereby changed as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Premier Asset Builder Variable Annuity dated May 1, 2003